Unaudited Interim Condensed Consolidated Statement of Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating income
Revenues	€ 0	€ 0
Other income	7,559	7,062
Total operating income	7,559	7,062
Operating expenses
Cost of goods sold	0	0
Research and development	(48,341)	(52,238)
Sales and marketing	(6,382)	(8,327)
General and administrative	(19,415)	(25,825)
Restructuring costs	(19,317)
Total operating expenses	(93,456)	(86,389)
Operating (loss)	(85,897)	(79,327)
Financial revenues	195	491
Financial expenses	(840)	(966)
Financial profit (loss)	(645)	(475)
Income tax	(3)	(8)
Net (loss)	€ (86,544)	€ (79,810)
Basic/diluted earnings per share	€ (1.62)	€ (2.43)